Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 93.21%
Brazil: 3.91%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	905,900	$1,737,757
Banco BTG Pactual SA (Financials, Capital markets)	456,572	2,632,323
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Utilities, Water utilities)	150,000	2,340,108
Embraer SA ADR (Industrials, Aerospace & defense)†	106,052	3,293,975
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	349,214	4,595,656
		14,599,819
China: 22.07%
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	1,130,500	11,124,372
ANTA Sports Products Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	239,200	2,141,040
Baidu, Inc. Class A (Communication services, Interactive media & services)†	178,694	1,981,288
China Construction Bank Corp. Class H (Financials, Banks)	3,315,000	2,314,817
China International Capital Corp. Ltd. Class H (Financials, Capital markets)144A	2,361,200	2,631,776
China Merchants Bank Co. Ltd. Class H (Financials, Banks)	640,500	2,654,761
China Oilfield Services Ltd. Class H (Energy, Energy equipment & services)	2,040,000	1,797,023
China Resources Land Ltd. (Real estate, Real estate management & development)	1,373,500	4,105,516
China State Construction International Holdings Ltd. (Industrials, Construction & engineering)	1,388,000	1,940,004
Chinasoft International Ltd. (Information technology, IT services)	4,448,000	2,167,526
ENN Energy Holdings Ltd. (Utilities, Gas utilities)	280,900	1,965,530
Foxconn Industrial Internet Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)†	606,154	2,036,354
Great Wall Motor Co. Ltd. Class H (Consumer discretionary, Automobiles)	1,154,500	1,576,329
Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer discretionary, Household durables)	316,600	1,753,418
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	570,878	1,983,136
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	392,358	3,460,394
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	938,000	3,116,506
Ping An Insurance Group Co. of China Ltd. Class A (Financials, Insurance)	432,002	2,545,367
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	51,900	1,848,106
Shenzhou International Group Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	251,000	2,124,836
Sinopharm Group Co. Ltd. Class H (Health care, Health care providers & services)	1,607,600	3,770,694
Tencent Holdings Ltd. (Communication services, Interactive media & services)	388,900	17,946,356
Tingyi Cayman Islands Holding Corp. (Consumer staples, Food products)	1,516,000	1,848,451
TravelSky Technology Ltd. Class H (Consumer discretionary, Hotels, restaurants & leisure)	1,438,000	1,621,105
Wuliangye Yibin Co. Ltd. Class A (Consumer staples, Beverages)	103,200	1,813,144
		82,267,849
Greece: 1.06%
Jumbo SA (Consumer discretionary, Specialty retail)	55,860	1,496,853
National Bank of Greece SA (Financials, Banks)	282,121	2,476,189
		3,973,042
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Income Fund | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Hong Kong: 2.17%
China Overseas Land & Investment Ltd. (Real estate, Real estate management & development)	1,615,500	$2,611,674
Lenovo Group Ltd. (Information technology, Technology hardware, storage & peripherals)	4,224,000	5,470,967
		8,082,641
Hungary: 0.46%
Richter Gedeon Nyrt (Health care, Pharmaceuticals)	60,446	1,723,222
India: 18.65%
360 ONE WAM Ltd. (Financials, Capital markets)	288,659	3,912,912
Ashok Leyland Ltd. (Industrials, Machinery)	1,464,239	4,506,369
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	50,622	5,848,626
Embassy Office Parks REIT (Real estate, Office REITs)	1,353,867	5,864,419
GAIL India Ltd. (Utilities, Gas utilities)	2,003,115	5,777,483
Infosys Ltd. (Information technology, IT services)	427,186	9,472,766
LIC Housing Finance Ltd. (Financials, Financial services)	626,464	5,759,806
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	3,444,042	4,335,598
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	472,236	3,645,928
Power Finance Corp. Ltd. (Financials, Financial services)	893,247	5,962,540
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	1,389,032	5,785,579
Shriram Finance Ltd. (Financials, Consumer finance)	130,960	4,594,567
Ujjivan Small Finance Bank Ltd. (Financials, Banks)144A	7,547,838	4,056,260
		69,522,853
Indonesia: 2.41%
Bank Mandiri Persero Tbk. PT (Financials, Banks)	12,165,100	4,797,784
Bank Negara Indonesia Persero Tbk. PT (Financials, Banks)	8,119,328	2,486,731
Indofood CBP Sukses Makmur Tbk. PT (Consumer staples, Food products)	2,519,000	1,692,502
		8,977,017
Luxembourg: 0.55%
Ternium SA ADR (Materials, Metals & mining)	59,643	2,068,419
Malaysia: 1.48%
CIMB Group Holdings Bhd. (Financials, Banks)	1,974,300	3,192,300
Tenaga Nasional Bhd. (Utilities, Electric utilities)	757,000	2,319,852
		5,512,152
Mexico: 1.45%
Corporación Inmobiliaria Vesta SAB de CV ADR (Real estate, Real estate management & development)	57,415	1,686,853
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	17,324	1,909,971
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	541,191	1,800,968
		5,397,792
Panama: 0.43%
Copa Holdings SA Class A (Industrials, Passenger airlines)	17,994	1,596,967
See accompanying notes to portfolio of investments
2 | Allspring Emerging Markets Equity Income Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Peru: 0.52%
Credicorp Ltd. (Financials, Banks)	11,390	$1,943,590
Philippines: 0.69%
Bank of the Philippine Islands (Financials, Banks)	1,232,807	2,561,682
Poland: 0.94%
Bank Polska Kasa Opieki SA (Financials, Banks)	44,595	1,806,593
LPP SA (Consumer discretionary, Textiles, apparel & luxury goods)	442	1,694,603
		3,501,196
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $1,726,284) (Materials, Metals & mining)♦†˃	1,142,750	0
Saudi Arabia: 2.49%
Al Rajhi Bank (Financials, Banks)	80,399	1,833,160
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	169,974	2,361,000
Saudi Awwal Bank (Financials, Banks)	314,501	3,290,721
United International Transportation Co. (Industrials, Ground transportation)	76,092	1,814,021
		9,298,902
Singapore: 2.73%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	293,500	2,575,171
Singapore Telecommunications Ltd. (Communication services, Diversified telecommunication services)	1,977,000	4,580,051
Yangzijiang Shipbuilding Holdings Ltd. (Industrials, Machinery)	1,495,900	3,016,124
		10,171,346
South Africa: 4.32%
Bidvest Group Ltd. (Industrials, Industrial conglomerates)	265,236	3,986,277
Foschini Group Ltd. (Consumer discretionary, Specialty retail)	266,552	1,967,326
Gold Fields Ltd. ADR (Materials, Metals & mining)	122,050	2,094,378
Naspers Ltd. Class N (Consumer discretionary, Broadline retail)	8,301	1,605,373
Sanlam Ltd. (Financials, Insurance)	430,197	1,926,290
Standard Bank Group Ltd. (Financials, Banks)	370,996	4,521,738
		16,101,382
South Korea: 7.32%
Fila Holdings Corp. (Consumer discretionary, Textiles, apparel & luxury goods)	61,717	1,937,542
KB Financial Group, Inc. (Financials, Banks)	83,983	5,429,171
Kia Corp. (Consumer discretionary, Automobiles)	56,368	4,625,368
Macquarie Korea Infrastructure Fund (Financials, Capital markets)	103,950	929,997
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	196,228	12,099,854
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	56,978	2,254,561
		27,276,493
Taiwan: 16.63%
ASE Technology Holding Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	493,000	2,300,884
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Income Fund | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Taiwan(continued)
Cathay Financial Holding Co. Ltd. (Financials, Insurance)	1,429,000	$2,736,280
Chroma ATE, Inc. (Information technology, Electronic equipment, instruments & components)	287,000	2,672,239
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	344,000	4,418,276
E Ink Holdings, Inc. (Information technology, Electronic equipment, instruments & components)	361,000	2,978,660
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	31,000	2,689,567
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	64,000	2,437,448
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	316,000	2,692,241
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	1,153,000	33,634,497
Teco Electric & Machinery Co. Ltd. (Industrials, Electrical equipment)	1,008,000	1,498,971
United Microelectronics Corp. (Information technology, Semiconductors & semiconductor equipment)	2,473,000	3,939,717
		61,998,780
Thailand: 0.45%
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	406,600	1,673,378
Turkey: 0.73%
BIM Birlesik Magazalar AS (Consumer staples, Consumer staples distribution & retail)	144,713	2,733,217
United Arab Emirates: 0.57%
Emaar Properties PJSC (Real estate, Real estate management & development)	900,109	2,114,905
United States: 1.18%
Southern Copper Corp. (Materials, Metals & mining)	41,191	4,391,372
Total common stocks (Cost $260,451,198)		347,488,016

	Dividend rate
Preferred stocks: 4.12%
Brazil: 0.73%
Itau Unibanco Holding SA (Financials, Banks)	0.04	457,500	2,740,398
South Korea: 3.39%
LG Chem Ltd. (Materials, Chemicals)	2.58	5,175	806,526
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.26	248,202	11,816,111
			12,622,637
Total preferred stocks (Cost $13,308,664)			15,363,035
See accompanying notes to portfolio of investments
4 | Allspring Emerging Markets Equity Income Fund

Portfolio of investments—July 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.86%
Investment companies: 1.86%
Allspring Government Money Market Fund Select Class♠∞		5.25%	6,931,164	$6,931,164
Total short-term investments (Cost $6,931,164)				6,931,164
Total investments in securities (Cost $280,691,026)	99.19%			369,782,215
Other assets and liabilities, net	0.81			3,009,542
Total net assets	100.00%			$372,791,757

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with a current value of $0 (original a cost of $1,726,284), representing 0.00% of its net assets as of period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,229,693	$162,132,600	$(163,431,129)	$0	$0	$6,931,164	6,931,164	$348,042
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Income Fund | 5

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2024, such fair value pricing was used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Emerging Markets Equity Income Fund

Notes to portfolio of investments—July 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$14,599,819	$0	$0	$14,599,819
China	1,940,004	80,327,845	0	82,267,849
Greece	3,973,042	0	0	3,973,042
Hong Kong	0	8,082,641	0	8,082,641
Hungary	1,723,222	0	0	1,723,222
India	5,864,419	63,658,434	0	69,522,853
Indonesia	1,692,502	7,284,515	0	8,977,017
Luxembourg	2,068,419	0	0	2,068,419
Malaysia	2,319,852	3,192,300	0	5,512,152
Mexico	5,397,792	0	0	5,397,792
Panama	1,596,967	0	0	1,596,967
Peru	1,943,590	0	0	1,943,590
Philippines	2,561,682	0	0	2,561,682
Poland	0	3,501,196	0	3,501,196
Russia	0	0	0	0
Saudi Arabia	0	9,298,902	0	9,298,902
Singapore	2,575,171	7,596,175	0	10,171,346
South Africa	7,593,367	8,508,015	0	16,101,382
South Korea	0	27,276,493	0	27,276,493
Taiwan	0	61,998,780	0	61,998,780
Thailand	0	1,673,378	0	1,673,378
Turkey	2,733,217	0	0	2,733,217
United Arab Emirates	2,114,905	0	0	2,114,905
United States	4,391,372	0	0	4,391,372
Preferred stocks
Brazil	2,740,398	0	0	2,740,398
South Korea	0	12,622,637	0	12,622,637
Short-term investments
Investment companies	6,931,164	0	0	6,931,164
Total assets	$74,760,904	$295,021,311	$0	$369,782,215
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Emerging Markets Equity Income Fund | 7